Financial assets and liabilities at fair value - Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	kr 341,277	kr 359,484
Book value of financial liabilities	313,620	330,222
Fair value of financial assets	343,254	360,634
Fair value of financial liabilities	314,304	330,209
Surplus value (+) /Deficit value (-), financial assets	1,977	1,150
Surplus value (+) /Deficit value (-) financial liabilities	684	(13)
Borrowing from credit institutions
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities	4,410	8,607
Fair value of financial liabilities	4,410	8,607
Debt securities issued
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities	300,222	316,388
Fair value of financial liabilities	300,906	316,375
Surplus value (+) /Deficit value (-) financial liabilities	684	(13)
Derivatives
Disclosure of detailed information about financial instruments [line items]
Book value of financial liabilities	8,988	5,227
Fair value of financial liabilities	8,988	5,227
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	7,259	5,219
Fair value of financial assets	7,259	5,219
Treasuries/government bonds
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	13,419	4,150
Fair value of financial assets	13,419	4,150
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	43,237	52,843
Fair value of financial assets	43,237	52,843
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	47,485	48,726
Fair value of financial assets	48,748	49,951
Surplus value (+) /Deficit value (-), financial assets	1,263	1,225
Loans to credit institutions
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	22,939	13,529
Fair value of financial assets	23,304	13,863
Surplus value (+) /Deficit value (-), financial assets	365	334
Loans to the public
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	200,216	224,354
Fair value of financial assets	200,566	223,945
Surplus value (+) /Deficit value (-), financial assets	350	(409)
Derivatives
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets	6,721	10,643
Fair value of financial assets	kr 6,721	10,643
Shares
Disclosure of detailed information about financial instruments [line items]
Book value of financial assets		20
Fair value of financial assets		kr 20